BANK BORROWINGS (Schedule of Short-Term Bank Borrowing's Guarantees) (Details) (Financial Guarantee [Member], Short-term bank borrowings [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Debt guarantee, fixed deposit	$ 179.8	$ 211.1
Debt guarantee	387.9	303.2
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	16.4	69.2
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	16.4
Jiangsu Xinde Asset Management Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	16.4
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and mechinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	16.1
CEEG(Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	8.2
Construction in progress [Member]
Guarantor Obligations [Line Items]
Debt guarantee	4.9	1.9
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	6.6
China Electric Equipment Group Co., Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	3.3
Songjiang District SME Credit Guarantee Center [Member]
Guarantor Obligations [Line Items]
Debt guarantee	3.3
Shareholder of subsidiaries in Turkey [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.5
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd [Member]
Guarantor Obligations [Line Items]
Debt guarantee		50.0
Bank of Nanjing and China Electric Equipment Group Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee		39.8
China Electric Equipment Group Co., Ltd and Jiangsu Xinde Asset Management Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee		19.7
Jiangsu Xinde Asset Management Co., Ltd. [Member]
Guarantor Obligations [Line Items]
Debt guarantee		20.3
Land use right and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee		$ 7.2